QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 26, 2019	Mar. 27, 2019	Dec. 26, 2018	Sep. 26, 2018	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Quarterly Financial Data [Line Items]
Sale leaseback transaction, gross gain on sale	$ (5.8)	$ (4.7)	$ (4.6)	$ (20.1)					$ 309.7
Sale leaseback transaction charges	0.5	0.4	0.2	6.8	$ 2.0				7.9
(Gain) on sale of assets, net	(0.1)	(6.0)	(0.8)				$ (0.3)		(6.9)	$ (0.3)	$ (2.7)
Foreign currency transaction (gain) loss	(0.2)	(0.5)	0.7	(0.8)	1.2	$ (0.9)	0.9		(0.7)	1.2	0.0
Property damages, net of (insurance recoveries)	(0.2)	0.1	0.2	(0.8)					(0.7)	5.1	0.0
Lease guarantee charges (credits)	(0.4)					0.5	1.4		(0.4)	1.9	1.1
Restaurant impairment charges	9.8		1.0		1.8		2.0	$ 7.2	10.8	10.9	5.2
Remodel-related costs	2.9	1.7	2.6	0.5	1.4				7.7	1.5	0.0
Corporate headquarters relocation charges	0.1	5.2							5.3	0.0	0.0
Restaurant closure charges	0.3	$ 0.2	2.1	1.7	0.2	2.8	4.3	0.2	4.3	7.5	4.1
Accelerated depreciation			0.5	0.5	0.5	0.5	0.5	0.5	1.0	1.9	2.0
Severance and other benefit charges	$ 0.7		$ 0.1	0.1	0.3				0.9	0.3	6.6
Cyber security incident charges				$ 0.4	2.0				$ 0.4	$ 2.0	$ 0.0
Hurricane-related costs, net of recoveries					$ (0.4)	$ 0.2	$ 0.6	$ 4.6